Financial Instruments (Details) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Instruments [Line Items]
Other financial assets		$ 12,212,588	$ 9,815,358
Cash and cash equivalents		396,389,016	196,369,224	$ 319,014,050	$ 170,044,602
Accounts receivable - trade and other receivable (net)		275,387,923	300,013,940
Accounts receivable from related parties		5,313,079	3,278,685
Other current non-financial liabilities		40,370,214	48,359,767
Other current financial liabilities		69,129,474	63,528,631
Trade and other current payables		324,521,077	306,655,558
Current payables to related parties		18,432,354	8,979,434
Other non-current financial assets		11,953,435	4,670,538
Accounts receivable - trade and other receivable (net)		1,860,635	3,224,627
Accounts receivable from related parties		132,555	118,122
Account payable- trade and other payable		19,875	26,550
Total other financial liabilities		40,370,214	48,359,767
Current leases liabilities		4,934,639	4,857,097
Non-current leases liabilities		27,200,272	28,213,259
Current [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		12,212,588	9,815,358
Cash and cash equivalents		396,389,016	196,369,224
Accounts receivable - trade and other receivable (net)		275,387,923	300,013,940
Accounts receivable from related parties		5,313,079	3,278,685
Total Accounts Receivable Current		280,701,002	303,292,625
Sub-Total financial assets		292,913,590	313,107,983
Total financial assets		689,302,606	509,477,207
Other current financial liabilities	[1]	69,129,474	63,528,631
Trade and other current payables		324,521,077	306,655,558
Current payables to related parties		18,432,354	8,979,434
Total financial liabilities measured at amortized cost		417,017,544	384,020,720
Total financial derivative liabilities		9,567,579	1,045,700
Total commercial obligations and other accounts payable		342,953,431	315,634,992
Current derivative financial liabilities		9,567,579	1,045,700
Current leases liabilities	[2]	4,934,639
Non-current leases liabilities	[2]		4,857,097
Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Cash and cash equivalents		0	0
Other current non-financial liabilities	[1]	412,876,856	233,556,029
Other non-current financial assets		11,953,435	4,670,538
Accounts receivable - trade and other receivable (net)		1,860,635	3,224,627
Accounts receivable from related parties		132,555	118,122
Total financial assets		13,946,625	8,013,287
Account payable- trade and other payable		19,875	26,550
Accounts payable to related entities		0	0
Total Accounts Receivable Non Current		1,993,190	3,342,749
Sub-Total financial assets		13,946,625	8,013,287
Total financial liabilities		440,097,003	261,795,838
Total financial liabilities measured at amortized cost		440,097,003	261,795,838
Total financial derivative liabilities		0	0
Total other financial liabilities	[1]	412,876,856	233,556,029
Total commercial obligations and other accounts payable		19,875	26,550
Non-current derivative financial liabilities		0	0
Current leases liabilities	[2]	27,200,272
Non-current leases liabilities	[2]		28,213,259
Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		37,754,705	42,447,438
Bank borrowings [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		37,754,705	42,447,438
Bank borrowings [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		88,151,400	99,749,082
Total other financial liabilities		88,151,400	99,749,082
Bond payable [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		7,691,023	6,744,739
Bond payable [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		324,725,456	133,806,947
Total other financial liabilities		324,725,456	133,806,947
Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		14,116,167	13,290,754
Deposits for return of bottles and containers [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		14,116,167	13,290,754
Deposits for return of bottles and containers [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		0	0
Total other financial liabilities		0	0
Financial liabilities at amortised cost, class [member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Total financial liabilities measured at amortized cost		59,561,895	62,482,931
Financial liabilities at amortised cost, class [member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Total financial liabilities		412,876,856	233,556,029
Total financial liabilities measured at amortized cost		412,876,856	233,556,029
Derivative financial instruments [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		222,443	3,412,197
Derivative financial instruments [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		0	0
Market securities and investments in other companies [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		7,329,096	6,245,817
Market securities and investments in other companies [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		0	0
Derivative designated as hedges [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		4,661,049	157,344
Total financial derivative liabilities		5,323,640
Total financial derivative liabilities			805,306
Current derivative financial liabilities		5,323,640
Non-current derivative financial liabilities			805,306
Derivative designated as hedges [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		11,953,435	4,670,538
Total financial derivative liabilities		0
Total financial derivative liabilities			0
Current derivative financial liabilities		0
Non-current derivative financial liabilities			0
Derivative not designated as hedges [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Total financial derivative liabilities		4,243,939
Total financial derivative liabilities			240,394
Current derivative financial liabilities		4,243,939
Non-current derivative financial liabilities			240,394
Derivative not designated as hedges [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Total financial derivative liabilities		0
Total financial derivative liabilities			0
Current derivative financial liabilities		$ 0
Non-current derivative financial liabilities			$ 0

[1]	See Note 21 - Other financial liabilities.
[2]	See Note 22 - Lease liabilities.